FAIR VALUE MEASUREMENT (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total losses	0	107,326	0
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents- time deposits	280,000	136,189
Cash equivalents- Money market fund	2,101,275
Restricted cash	617,586	2,679
Short-term investments	4,021,199	1,409,439
Total assets	7,020,060	1,548,307
Liabilities measured at fair value		0
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents- Money market fund	2,101,275
Restricted cash	617,586	2,679
Total assets	2,718,861	2,679
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents- time deposits	280,000	136,189
Short-term investments	4,021,199	1,409,439
Total assets	4,301,199	1,545,628
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets with definite useful lives		45,850
Capitalized content production costs		1,176
Property and equipment, net		184,596
Total assets	0	231,622
Total losses- finite lived intangible assets		32,144
Total losses- Capitalized content production costs		1,744
Total losses- Property and equipment		73,438
Total losses		107,326
Liabilities measured at fair value	0	0
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Intangible assets with definite useful lives		45,850
Capitalized content production costs		1,176
Property and equipment, net		184,596
Total assets		231,622